Investments (Tables)	12 Months Ended
Dec. 31, 2021
Investments Explanatory [Abstract]
Schedule of investments
($000s)	January 1, 2021	Fair value through other comprehensive income (loss)	Loss of associates	Additions	December 31, 2021
Current assets:
Investment in marketable securities	3,826	(459)	-	-	3,367

Non-current assets:
Investment in associate	2,611	-	(221)	39	2,429

($000s)	January 1, 2020	Fair value through other comprehensive income (loss)	Loss of associates	Additions	December 31, 2020
Current assets:
Investment in marketable securities	3,032	794	-	-	3,826

Non-current assets:
Investment in associate	2,361	-	(187)	437	2,611